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                                                        RIVERSOURCE [LOGO](SM)
                                                              INVESTMENTS



 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- NOV. 29, 2006

PROSPECTUS
RiverSource Diversified Bond Fund (10/30/06)                       S-6495-99 Z
RiverSource Diversified Equity Income Fund (11/29/06)              S-6475-99 AA
RiverSource Mid Cap Value Fund (11/29/06)                          S-6241-99 H
RiverSource Strategic Allocation Fund (11/29/06)                   S-6141-99 AC

STATEMENT OF ADDITIONAL INFORMATION (11/29/06)                     S-6500 P


Currently Class R2, Class R3 and Class R5 are not available.





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S-6495-6 C (11/06)